Operating costs - Analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating Costs [Line Items]
Depreciation, amortisation and impairment	£ 1,735	£ 1,530	£ 1,481
Payroll costs	1,852	1,648	1,578
Purchases of electricity	1,454	1,285	1,097
Purchases of gas	1,642	1,543	1,219
Rates and property taxes	1,108	1,057	1,042
Balancing Services Incentive Scheme	1,196	1,012	1,120
Payments to other UK network owners	0	1,043	1,008
Other	3,076	2,639	3,282
Operating expense	12,063	11,757	11,827
Inventory consumed	415	367	296
Operating leases	46	51	43
Research and development expenditure	19	13	14
Before exceptional items and remeasurements
Operating Costs [Line Items]
Depreciation, amortisation and impairment	1,588	1,530	1,481
Payroll costs	1,703	1,648	1,578
Purchases of electricity	1,504	1,299	1,143
Purchases of gas	1,644	1,539	1,241
Rates and property taxes	1,108	1,057	1,042
Balancing Services Incentive Scheme	1,196	1,012	1,120
Payments to other UK network owners	0	1,043	1,008
Other	2,748	2,665	2,649
Operating expense	11,491	11,793	11,262
Exceptional items and remeasurements
Operating Costs [Line Items]
Depreciation, amortisation and impairment	147	0	0
Payroll costs	149	0	0
Purchases of electricity	(50)	(14)	(46)
Purchases of gas	(2)	4	(22)
Rates and property taxes	0	0	0
Balancing Services Incentive Scheme	0	0	0
Payments to other UK network owners	0	0	0
Other	328	(26)	633
Operating expense	£ 572	£ (36)	£ 565